WARRANTS (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 12, 2015	Jan. 23, 2015	Dec. 31, 2015	Dec. 16, 2014
Placement Agent [Member]
Disclosure of transactions between related parties [line items]
Warrants issued				107,000
Warrant exercise price per share				$ 0.54
Private Placements [Member]
Disclosure of transactions between related parties [line items]
Warrants issued		441,529	883,058
Warrant exercise price per share		$ 2.00	$ 0.39
Procees from issuance of warrants	$ 200	$ 200	$ 400